Fees and Expenses - Voya Large Cap Value Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current contractual rates.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses1Expenses you pay each year as a % of the value of your investment